Income Tax	3 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Income Tax [Line Items]
Income Tax Disclosure
10.	Income Taxes
The Company’s effective tax rate for the three months ended March 31, 2021 and 2020 is 0% and primarily due to the valuation allowance recorded against the Company’s deferred tax assets.
As of March 31, 2021 and December 31, 2020, the Company had no liability recorded for unrecognized tax benefits.

14.	Income Taxes
The provision for income tax expense included on the consolidated statements of operations and comprehensive loss for the years ended December 31, 2020 and 2019 consists of the following:

	2020	2019
	(In thousands)
Current tax expense — federal and state	$—	$—
Deferred tax benefit	(12,002)	(9,552)
Increase in deferred tax valuation allowance	12,002	9,552

Total tax expense	$—	$—

The components of the net deferred tax asset as of December 31, 2020 and 2019 are as follows:

	2020	2019
	(In thousands)
Deferred tax assets:
Net operating loss carryforwards	$4,427	$7,248
Research and development tax credits	698	2,448
Capitalized research and development costs	16,030	44
Deferred start-up costs	198	100
Stock-based compensation	341	0
Other	529	2

Total deferred tax assets	22,223	9,842

Deferred tax liabilities:
Unrealized gain on marketable securities	(474)	(92)
Other	(1)	(4)

Total deferred tax liabilities	(475)	(96)

Valuation allowance	(21,748)	(9,746)

Net deferred tax assets	$—	$—

A reconciliation between the Company’s effective tax rate and the federal statutory rate for the years ended December 31, 2020 and 2019 are as follows:

	2020	2019
Federal statutory rate	(21.00)%	(21.00)%
State income taxes, net of federal benefit	(9.40)%	(0.86)%
Permanent differences	1.46%	0.02%
Other items	(0.05)%	0.10%
Valuation allowance	28.99%	21.74%

Effective tax rate	0.00%	0.00%

Realization of future tax benefits related to the deferred tax assets is dependent on many factors, including the Company’s ability to generate future taxable income. Management has considered the Company’s history of cumulative net losses incurred since inception and its lack of commercialization of any products or generation of any revenue from product sales since inception and has concluded that it is more likely than not that the Company will not realize the benefits of the deferred tax assets. Accordingly, a full valuation allowance has been established against the deferred tax assets as of December 31, 2020 and 2019.
Cumulative net operating losses available to offset future federal and state taxable income is approximately $14.6 million and $22.8 million respectively. The federal net operating losses may be carried forward indefinitely. The federal tax credit carryforward is approximately $0.7 million. The federal research and development credit, and the city and state net operating losses can be carried forward for 20 years and begin to expire in the year 2038. There are no state research and development credits to be carried forward.
Because of the change in ownership provisions within the Internal Revenue Code, the use of a portion of the net operating losses and tax credit carryforwards may be limited in future periods.

As of December 31, 2020 and 2019, the Company had no liability recorded for unrecognized tax benefits.

Panacea Acquisition Corp
Income Tax [Line Items]
Income Tax Disclosure
NOTE
10
. INCOME TAX
The Company’s net deferred tax asset is summarized as follows as of December 31, 2020:

Deferred tax asset

Net operating loss carryforward	26,444
Organizational costs/ s tartup expenses	$828,299

Total deferred tax asset	854,743
Valuation allowance	(854,743)

Deferred tax asset, net of allowance	$—

The income tax provision consists of the following for the period April 24, 2020 (inception) through December 31, 2020:

Federal
Current	$—
Deferred	(641,433)
State
Current	$—
Deferred	(213,310)
Change in valuation allowance	854,743

Income tax provision	$—

As of December 31, 2020, the Company had $94,497 of U.S. federal and state net operating loss carryovers available to offset future taxable income.
In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the period from April 24, 2020 (inception) through December 31, 2020, the change in the valuation allowance was $854,743.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2020 is as follows:

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	7.0%
Change in valuation of warrant liability	(12.6)%
Change in valuation of FPA liability	(10.7)%
Change in valuation allowance	(4.7)%

Income tax provisio n	0.00%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.